Segment And Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Total Revenues by Segment
Total Revenues by Segment

	For the three months ended March 31
	2023	2022
Imaging:
Radiology	$2,088	$1,918
Interventional Guidance	408	393

Total Imaging	2,496	2,311
Total Ultrasound	859	815
PCS:
Monitoring Solutions	552	521
Life Support Solutions	229	195

Total PCS	781	716
Total PDx	558	484
Other (a)	13	17

Total revenues	$4,707	$4,343

(a)
Financial information not presented within the reportable segments, shown within the Other category, represents the HealthCare Financial Services (“HFS”) business which does not meet the definition of an operating segment.

Total Revenues by Segment

	For the years ended December 31
	2022	2021	2020
Imaging:
Radiology	$8,395	$8,019	$7,626
Interventional Guidance	1,590	1,414	1,333

Total Imaging	9,985	9,433	8,959
Total Ultrasound	3,422	3,172	2,703
PCS:
Monitoring Solutions	2,092	2,119	2,243
Life Support Solutions	824	796	1,432

Total PCS	2,916	2,915	3,675
Total PDx	1,958	2,018	1,780
Other (a)	60	47	47

Total revenues	$18,341	$17,585	$17,164

Schedule of Segment EBIT
Segment EBIT

	For the three months ended March 31
	2023	2022
Segment EBIT
Imaging	$191	$206
Ultrasound	207	192
PCS	109	65
PDx	155	138
Other (a)	2	(2)

	$664	$599
Restructuring costs	(12)	(12)
Acquisition and disposition-related benefits (charges)	(1)	(15)
Gain (loss) of business dispositions and divestments	—	3
Spin-Off and separation costs	(58)	—
Amortization of acquisition-related intangible assets	(31)	(33)
Investment revaluation gain (loss)	5	(8)
Interest and other financial charges — net	(136)	(4)
Non-operating benefit income (costs)	115	2

Income from continuing operations before income taxes	$546	$533

(a)
Financial information not presented within the reportable segments, shown within the Other category, represents the HFS business and certain other investments which do not meet the definition of an operating segment.

Segment EBIT

	For the years ended December 31
	2022	2021	2020
Segment EBIT
Imaging	$1,100	$1,240	$1,182
Ultrasound	908	885	640
PCS	341	356	698
PDx	520	693	504
Other (a)	(8)	(2)	(43)

	2,861	3,172	2,981
Restructuring costs	(146)	(155)	(134)
Acquisition and disposition-related benefits (charges)	34	(14)	—
Gain (loss) of business dispositions and divestments	1	2	(3)
Spin-Off and separation costs	(14)	—	(2)
Amortization of acquisition-related intangible assets	(121)	(90)	(83)
Investment revaluation gain (loss)	(31)	3	22
Interest and other financial charges – net	(77)	(40)	(66)
Non-operating benefit income (costs)	5	(3)	(5)

Income from continuing operations before income taxes	$2,512	$2,875	$2,710

Summary of Total Revenues by Geographic Region
Total Revenues by Geographic Region

	For the years ended December 31
	2022	2021	2020
United States	$7,819	$7,060	$7,146
China	2,325	2,510	2,133
Other	8,197	8,015	7,885

Total revenues	$18,341	$17,585	$17,164

Schedule of Long-Lived Assets - Net by Geographic Region
Long-Lived Assets - Net by Geographic Region

	As of
	December 31, 2022	December 31, 2021
United States	$860	$839
China	393	357
Norway	249	228
Other	812	811

Total long-lived assets - net	$2,314	$2,235